STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common stock CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Class B common stock Common stock CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Common stock	Additional Paid-in Capital CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Additional Paid-in Capital	Accumulated Deficit CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Accumulated Deficit	CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Total
Balance at beginning at Dec. 31, 2018			$ 1,000		$ 11,045,000		$ (122,459,000)		$ (111,413,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value									10,400,000
Net income (loss)							(22,964,000)		(22,964,000)
Balance at ending at Dec. 31, 2019			1,000		26,248,000		(145,423,000)		(119,063,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value									(6,568,000)
Net income (loss)							(11,965,000)		(11,965,000)
Balance at ending at Sep. 30, 2020		$ 690	1,000		23,008,000	$ (25,533,547)	(157,744,000)	$ (25,532,857)	(134,274,000)
Balance at the end (in shares) at Sep. 30, 2020		6,900,000
Balance at beginning at Dec. 31, 2019			1,000		26,248,000		(145,423,000)		(119,063,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise/Issuance of warrants					4,322,000				4,322,000
Accretion of senior preferred stock to redemption value									(11,372,000)
Net income (loss)							(25,905,000)		(25,905,000)
Balance at ending at Dec. 31, 2020		$ 690	1,000	$ 0	23,907,000	(40,659,524)	(171,784,000)	(40,658,834)	(146,938,000)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Balance at beginning at Feb. 13, 2020	$ 0	$ 0		0		0		0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 690		24,310				25,000
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Net income (loss)						(1,000)		(1,000)
Balance at ending at Mar. 31, 2020		$ 690		24,310		(1,000)		24,000
Balance at the end (in shares) at Mar. 31, 2020		6,900,000
Balance at beginning at Feb. 13, 2020	$ 0	$ 0		0		0		0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								(114,691)
Balance at ending at Sep. 30, 2020		$ 690	1,000		23,008,000	(25,533,547)	(157,744,000)	(25,532,857)	(134,274,000)
Balance at the end (in shares) at Sep. 30, 2020		6,900,000
Balance at beginning at Feb. 13, 2020	$ 0	$ 0		0		0		0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value								(26,667,374)
Net income (loss)								(15,294,860)
Balance at ending at Dec. 31, 2020		$ 690	1,000	0	23,907,000	(40,659,524)	(171,784,000)	(40,658,834)	(146,938,000)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Balance at beginning at Feb. 14, 2020	$ 0	$ 0		0		0		0
Balance at the beginning (in shares) at Feb. 14, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 690		24,310				25,000
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Net income (loss)						(1,000)		(1,000)
Balance at ending at Mar. 31, 2020		$ 690		24,310		(1,000)		24,000
Balance at the end (in shares) at Mar. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0		0		0		0
Balance at ending at Jun. 30, 2020		$ 690		24,310		(1,000)		24,000
Balance at the end (in shares) at Jun. 30, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash paid in excess of fair value of Private Placement Warrants				1,278,400				1,278,400
Accretion of senior preferred stock to redemption value				(1,302,710)		(25,418,856)		(26,721,566)
Net income (loss)						(113,691)		(113,691)
Balance at ending at Sep. 30, 2020		$ 690	1,000		23,008,000	(25,533,547)	(157,744,000)	(25,532,857)	(134,274,000)
Balance at the end (in shares) at Sep. 30, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value						(54,192)		(54,192)
Net income (loss)						(15,180,169)		(15,180,169)
Balance at ending at Dec. 31, 2020		$ 690	1,000	0	23,907,000	(40,659,524)	(171,784,000)	(40,658,834)	(146,938,000)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value				0		(54,865)		(54,865)
Net income (loss)				0		14,686,984		14,686,984
Balance at ending at Mar. 31, 2021		$ 690		0		(26,027,405)		(26,026,715)
Balance at the end (in shares) at Mar. 31, 2021		6,900,000
Balance at beginning at Dec. 31, 2020		$ 690	1,000	0	23,907,000	(40,659,524)	(171,784,000)	(40,658,834)	(146,938,000)
Balance at the beginning (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value									(139,237,000)
Net income (loss)							(74,055,000)	(3,657,398)	(74,055,000)
Balance at ending at Sep. 30, 2021		$ 690	1,000	0	(111,141,000)	(44,312,150)	(246,124,000)	(44,311,460)	(356,892,000)
Balance at the end (in shares) at Sep. 30, 2021		6,900,000
Balance at beginning at Mar. 31, 2021		$ 690		0		(26,027,405)		(26,026,715)
Balance at the beginning (in shares) at Mar. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value				0		41,715		41,715
Net income (loss)				0		(4,088,974)		(4,088,974)
Balance at ending at Jun. 30, 2021		$ 690		0		(30,074,664)		(30,073,974)
Balance at the end (in shares) at Jun. 30, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of senior preferred stock to redemption value				0		17,922		17,922
Net income (loss)				0		(14,255,408)		(14,255,408)
Balance at ending at Sep. 30, 2021		$ 690	$ 1,000	$ 0	$ (111,141,000)	$ (44,312,150)	$ (246,124,000)	$ (44,311,460)	$ (356,892,000)
Balance at the end (in shares) at Sep. 30, 2021		6,900,000